Goodwill and Other Intangible Assets [Text Block]	12 Months Ended
Mar. 31, 2015
Goodwill and Other Intangible Assets [Text Block]
6.	GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill

The table below presents the movement in the carrying amount of goodwill by business segment during the fiscal years ended March 31, 2014 and 2015:

	Integrated Retail Banking Business Group	Integrated Corporate Banking Business Group	Integrated Trust Assets Business Group	Integrated Global Business Group			Krungsri	Integrated Global Markets Business Group	Total
				Other than MUAH	MUAH	Total
	(in millions)
Balance at March 31, 2013:
Goodwill	¥840,055	¥885,234	¥22,527	¥152,203	¥256,193	¥408,396	¥—	¥2,300	¥2,158,512
Accumulated impairment losses	(840,055)	(885,234)	(14,735)	(532)	—	(532)	—	—	(1,740,556)

	—	—	7,792	151,671	256,193	407,864	—	2,300	417,956
Goodwill acquired during the fiscal year(2)	—	—	14,443	—	26,181	26,181	217,386	—	258,010
Impairment loss	—	—	(7,792)	—	—	—	—	—	(7,792)
Foreign currency translation adjustments and other	—	—	825	—	59,516	59,516	—	—	60,341

Balance at March 31, 2014:
Goodwill	840,055	885,234	37,795	152,203	341,890	494,093	217,386	2,300	2,476,863
Accumulated impairment losses	(840,055)	(885,234)	(22,527)	(532)	—	(532)	—	—	(1,748,348)

	—	—	15,268	151,671	341,890	493,561	217,386	2,300	728,515
Impairment loss	—	—	(3,432)	—	—	—	—	—	(3,432)
Foreign currency translation adjustments and other	—	—	2,196	—	48,402	48,402	31,929	—	82,527

Balance at March 31, 2015:
Goodwill	840,055	885,234	39,991	152,203	390,292	542,495	249,315	2,300	2,559,390
Accumulated impairment losses	(840,055)	(885,234)	(25,959)	(532)	—	(532)	—	—	(1,751,780)

	¥—	¥—	¥14,032	¥151,671	¥390,292	¥541,963	¥249,315	¥2,300	¥807,610

Notes:

(1)	See Note 29 for the business segment information of the MUFG Group.
(2)	See Note 2 for the goodwill acquired in connection with principal acquisitions.

There were no impairment losses recognized for the fiscal year ended March 31, 2013.

For the fiscal years ended March 31, 2014 and 2015, the MUFG Group recognized ¥7,792 million and ¥3,432 million, respectively, in impairment of goodwill relating to various reporting units in the Integrated Trust Assets Business Group segment. The MUFG Group readjusted its future cash flow projection of the reporting units in this segment, considering the subsidiaries’ recent business performance. As a result, the fair values of these reporting units, which were based on discounted future cash flows, fell below the carrying amounts of the reporting units, and the impairment losses were recognized on the related goodwill. The impairment losses were included in Other non-interest expenses in the accompanying consolidated statements of income.

Other Intangible Assets

The table below presents the gross carrying amount, accumulated amortization and net carrying amount, in total and by major class of intangible assets at March 31, 2014 and 2015:

	2014			2015
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
	(in millions)
Intangible assets subject to amortization:
Software	¥1,858,371	¥1,245,657	¥612,714	¥2,032,617	¥1,372,238	¥660,379
Core deposit intangibles	712,188	497,219	214,969	712,878	519,587	193,291
Customer relationships	380,674	147,774	232,900	403,652	171,920	231,732
Trade names	72,788	16,995	55,793	77,175	20,693	56,482
Other	8,754	2,562	6,192	10,537	3,350	7,187

Total	¥3,032,775	¥1,910,207	1,122,568	¥3,236,859	¥2,087,788	1,149,071

Intangible assets not subject to amortization:
Indefinite-lived trade names			3,037			3,037
Other			7,749			8,056

Total			10,786			11,093

Total			¥1,133,354			¥1,160,164

Intangible assets subject to amortization acquired during the fiscal year ended March 31, 2014 amounted to ¥455,843 million, which primarily consisted of ¥225,108 million of software, ¥61,629 million of core deposit intangibles, ¥145,936 million of customer relationships and ¥18,083 million of trade names. The weighted average amortization period for these assets is 5 years, 11 years, 13 years and 22 years, respectively. There is no significant residual value estimated for these assets. Intangible assets not subject to amortization acquired during the fiscal year ended March 31, 2014 amounted to ¥289 million. See Note 2 for further details of acquired intangible assets.

Intangible assets subject to amortization acquired during the fiscal year ended March 31, 2015 amounted to ¥209,278 million, which primarily consisted of ¥207,062 million of software. The weighted average amortization period for these assets is 5 years. There is no significant residual value estimated for these assets. Intangible assets not subject to amortization acquired during the fiscal year ended March 31, 2015 amounted to ¥265 million.

For the fiscal years ended March 31, 2013, 2014 and 2015, the MUFG Group recognized ¥3,378 million, ¥312 million and ¥677 million, respectively, of impairment losses for intangible assets whose carrying amounts exceeded their fair value. In computing the amount of impairment losses, fair value was determined primarily based on the present value of expected future cash flows, the estimated value based on appraisals, or market prices.

The estimated aggregate amortization expense for intangible assets for the next five fiscal years is as follows:

(in millions)
Fiscal year ending March 31:
2016	¥244,323
2017	215,092
2018	180,038
2019	139,297
2020	99,588